ELOC	12 Months Ended
Mar. 31, 2026
ELOC [Abstract]
ELOC

19. ELOC

On August 28, 2024, the Company entered into a $25 million equity line of credit (“ELOC”) agreement with White Lion Capital, LLC, amended to $100 million subsequently which was declared effective by the U.S. Securities and Exchange Commission (SEC). This agreement allows the Company to sell up to $100 million in shares up until December 31, 2027, subject to specific conditions outlined in the Purchase Agreement.

As part of the consideration for entering into the ELOC, the Company issued 543 common shares to White Lion at a fair value of $187,500 as a commitment fee in the prior year. These shares were accounted for as share issuance costs in the Consolidated Statement of Changes in Shareholders’ Equity/(Deficit).

During the year ended March 31, 2026, the Company issued 1,051,973 common shares (March 31, 2025 – 35,024) for total consideration of $14,545,896 (March 31, 2025 - $6,692,495. The Company incurred $581,836 (March 31, 2025 - $282,100) in cash settled share issuance costs.